Share capital and other components of equity (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital And Other Components Of Equity [Abstract]
Summary of Number of Common Shares Issued

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2023	2022
Balance, beginning of year		86,539,559	92,152,893
Repurchase and cancellation of own shares		(2,609,900)	(6,368,322)
Stock options exercised	21	512,074	754,988
Balance, end of period		84,441,733	86,539,559

Summary of Share Capital Issued and Fully Paid

The following table summarizes the share capital issued and fully paid:

	2023	2022
Balance, beginning of year	1,089,229	1,133,181
Repurchase and cancellation of own shares	(28,303)	(68,536)
Cash consideration of stock options exercised	12,777	16,502
Ascribed value credited to share capital on stock options exercised, net of tax	4,402	6,298
Issuance of shares on settlement of RSUs and PSUs, net of tax	29,185	1,784
Balance, end of year	1,107,290	1,089,229